Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Weighted Average Number of Shares
	2021	2020	2019
Weighted average number of shares (thousands)	549,080	454,267	407,344

Summary of Loss per Share

Loss per share was calculated as follows:

	2021	2020	2019
Loss for the year, attributable to the shareholders of the parent	(212,393)	(60,361)	(35,625)
Weighted average number of shares (thousands)	549,080	454,267	407,344
Basic and diluted loss per share, US $	(0.39)	(0.13)	(0.09)

Summary of Potential Dilutive Securities that were not Included in Diluted Loss per Share Calculations

Potential dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	2021	2020	2019
Restricted stock units	1,701,007	—	—
Stock options	6,958,312	—	—
Warrants	—	39,857,319	40,307,328